Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	For the Years Ended December 31,
in CHF thousands	2017	2016
Cash	124,377	152,210
Total	124,377	152,210

By Currency
CHF	103,272	41,322
EUR	3,658	6,727
USD	17,447	104,161
Total	124,377	152,210